ACQUISITION OF BUSINESS - Consideration Transferred, Assets Acquired And Liabilities Assumed (Details) - USD ($) $ in Millions	Dec. 31, 2022	May 25, 2022	Dec. 31, 2021
Liabilities assumed
Goodwill	$ 102		$ 0
American National
Disclosure of detailed information about business combination [line items]
Total consideration transferred for the acquisition		$ 5,107
Assets acquired
Cash and cash equivalents		1,021
Investments		22,519
Accrued investment income		101
Reinsurance recoverables		45
Premiums due and other receivables		437
Deferred tax assets		369
Property and equipment		175
Prepaid pension		149
Equity accounted investment		1,402
Deferred acquisition costs and value of business acquired		571
Reinsurance assets		410
Investment properties		541
Other assets		198
Separate account assets		1,123
Total assets acquired		29,061
Liabilities assumed
Future policy benefits		5,333
Policyholders' account balances		13,880
Policy and contract claims		1,706
Unearned premium reserve		1,073
Other policyholder funds		324
Notes payable		158
Other liabilities		449
Separate account liabilities		1,123
Total liabilities assumed		24,046
Less: Non-controlling interest		(10)
Net assets acquired		5,005
Goodwill	$ 102	$ 102